2008 and 2013 Equity Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
2008 and 2013 Equity Incentive Plans
Schedule of share-based compensation expense recognized

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Research and development	$304,885	$235,366	$921,069	$355,030
General and administrative	389,481	89,963	968,863	144,712
Total stock-based compensation	$694,366	$325,329	$1,889,932	$499,742

	Year Ended December 31,
	2012	2013
Research and development	$124,879	$609,483
General and administrative	51,429	318,513

Total stock-based compensation	$176,308	$927,996

Schedule of options outstanding

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Balance, December 31, 2013	83,465	2,795,746	$2.52	8.45
Authorized	1,711,290	—
Granted	(1,044,301)	1,044,301	6.83
Exercised	—	(170,142)	0.59
Forfeitures	117,781	(117,781)	7.40
Balance, September 30, 2014	868,235	3,552,124	$3.72	8.28
Vested or expected to vest at September 30, 2014		3,501,979	$3.68
Exercisable at September 30, 2014		1,458,087	$1.98

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Balance, December 31, 2011	159,523	1,563,895	0.56	8.55
Granted	(221,770)	221,770	0.68
Exercised	—	(28,459)	0.12
Forfeitures	234,050	(234,050)	0.68

Balance, December 31, 2012	171,803	1,523,156	0.56	7.89
Authorized	1,459,514	—
Granted	(1,730,156)	1,730,156	3.73
Exercised		(275,262)	0.30
Forfeitures	182,304	(182,304)	0.95

Balance, December 31, 2013	83,465	2,795,746	2.52	8.45

Vested or expected to vest at December 31, 2013		2,795,746	2.52	8.45

Exercisable at December 31, 2013		996,263	0.90	7.09

Schedule of weighted-average assumptions:

	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013
Risk-free interest rate	1.82%	1.94%
Expected term of options (in years)	5.87	6.1
Expected volatility	75.9%	80.0%
Dividend yield	0%	0%

	Year Ended December 31,
	2012	2013
Risk-free interest rate	1.92%	1.52%
Expected term of options (in years)	6.1	6.1
Expected volatility	80.0%	80.5%
Dividend yield	0.00%	0.00%

Schedule of shares of common stock reserved for issuance

At September 30, 2014, the Company has reserved the following shares of common stock for issuance:

Common stock options outstanding	3,552,124
Common stock options and restricted stock available for future grant (2013 Plan)	868,235
Common stock warrants outstanding	30,258
4,450,617

Common stock options outstanding	2,795,746
Common stock options and restricted stock available for future grant	83,465
Series A Preferred Stock	4,044,340
Series B Preferred Stock	4,967,732
Series B-1 Preferred Stock	766,129
Series C Preferred Stock	5,929,785
Preferred and Common Stock warrants outstanding	199,996

18,787,193